Risk management - Spain Real Estate Business Concentration Information (Details) - SPAIN - Gross carrying amount - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution of portfolio
Financial assets	€ 215,764	€ 227,446	€ 161,372
Real estate operations in Spain
Distribution of portfolio
Financial assets	4,812
Real estate operations in Spain | Without collateral
Distribution of portfolio
Financial assets	379
Real estate operations in Spain | With property collateral
Distribution of portfolio
Financial assets	4,433
Real estate operations in Spain | Buildings | With property collateral
Distribution of portfolio
Financial assets	2,691
Real estate operations in Spain | Buildings | Residential Property Collateral [Member]
Distribution of portfolio
Financial assets	1,328
Real estate operations in Spain | Buildings | Non-residential Property Collateral [Member]
Distribution of portfolio
Financial assets	1,363
Real estate operations in Spain | Construction in progress | With property collateral
Distribution of portfolio
Financial assets	1,071
Real estate operations in Spain | Construction in progress | Residential Property Collateral [Member]
Distribution of portfolio
Financial assets	609
Real estate operations in Spain | Construction in progress | Non-residential Property Collateral [Member]
Distribution of portfolio
Financial assets	462
Real estate operations in Spain | Land [member] | With property collateral
Distribution of portfolio
Financial assets	671
Real estate operations in Spain | Land [member] | Developed Land Collateral [Member]
Distribution of portfolio
Financial assets	480
Real estate operations in Spain | Land [member] | Undeveloped Land Collateral [Member]
Distribution of portfolio
Financial assets	€ 191